Interest and similar income	12 Months Ended
Dec. 31, 2021
Interest and similar income

31.	Interest and similar income

Interest and similar income in the consolidated income statement consists of interest accrued in the year on all financial assets with implicit or explicit return, calculated using the effective interest method, regardless of the fair value measurement, and the result as a result of hedge accounting. Interest is recognized on a gross basis, without deducting taxes withheld at source.

The breakdown of the main items of interest and similar charges accrued in 2021, 2020 and 2019 is as follows:

Thousand of reais	2021	2020	2019

Cash and balances with the Brazilian Central Bank	2,581,083	1,552,121	3,827,648
Loans and advances - Credit institutions	5,190,799	1,518,557	3,843,798
Loans and advances - Customers	49,537,564	44,103,997	50,406,078
Debt instruments	19,041,947	13,556,403	13,528,096
Pension Plans	19,613	16,720	27,353
Other interest	1,616,302	2,027,142	1,208,087
Total	77,987,308	62,774,940	72,841,060